As filed with the Securities and Exchange Commission on June 10, 2011

File Nos. 033-12113

811-05028

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 206	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 266	☒

PIMCO Funds

(Exact name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Brendan C. Fox, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (June 17, 2011) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 206 to the Registration Statement of PIMCO Funds (the “Trust” or the “Registrant”) on Form N-1A (File No. 33-12113) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 185, which was filed with the Securities and Exchange Commission on March 9, 2011. This Post-Effective Amendment No. 206 is filed solely for the purpose of designating June 17, 2011 as the new effective date of Post-Effective Amendment No. 185, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 205 to the Trust’s Registration Statement, as filed June 3, 2011. This Post-Effective Amendment does not affect the currently effective prospectus and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 206 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 10th day of June, 2011.

PIMCO FUNDS
(Registrant)

By:
Brent R. Harris*, President

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date
	Trustee	June 10, 2011
Brent R. Harris*
	Trustee	June 10, 2011
William J. Popejoy*
	Trustee	June 10, 2011
Vern O. Curtis*
	Trustee	June 10, 2011
E. Philip Cannon*
	Trustee	June 10, 2011
J. Michael Hagan*
	Trustee	June 10, 2011
Douglas M. Hodge*
	Trustee	June 10, 2011
Ronald C. Parker*
	President (Principal Executive Officer)	June 10, 2011
Brent R. Harris*
	Treasurer (Principal Financial and Accounting Officer)	June 10, 2011
John P. Hardaway*

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 177 to Registration Statement No. 33-12113 on July 27, 2010.